Distribution Date: Nov 26, 2007
DISTRIBUTION PACKAGE
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
One Federal Street, 3rd FL; Boston, MA 02110
www.usbank.com/abs
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Aurora Loan Services Inc
October 25, 2007
September 28, 2007
September 01, 2007
Lehman Brothers Inc.
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The
Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any
Certificateholder. While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Substitution In/Out Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Contact:
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Distribution Date
26-Nov-07
Begin End
Determination Date 19-Nov-07 Libor Certificates 10/25/2007 11/25/2007
Record Date - Senior Certificates 23-Nov-07 Subordinate Certificates 10/1/2007 10/31/2007
Record Date - Subordinate Classes 31-Oct-07
Payment Detail:
Pass
Deferred
Applied
Through
Original
Beginning
Principal
Interest
Total
Interest /
Loss
Ending
Percent
Class
Rate (1)
Balance
Balance
Paid
Paid
Paid
Net Negam (2)
Amount
Balance
Outstanding
1-A1 5.72250% $157,298,000.00 $156,316,771.59 $338,070.51 $795,131.31 $1,133,201.82 0.00 $0.00 $155,978,701.08 100.00%
1-A2 5.87250% $74,617,000.00 $74,151,537.50 $0.00 $0.00 $0.00 0.00 $0.00 $73,991,167.96 0.00%
1-A3 6.12250% $30,059,000.00 $29,871,491.29 $0.00 $0.00 $0.00 0.00 $0.00 $29,806,887.41 0.00%
2-A1 5.72250% $142,335,000.00 $142,425,666.26 $536,005.87 $724,471.89 $1,260,477.76 0.00 $0.00 $141,889,660.39 100.00%
2-A2 5.87250% $67,518,000.00 $67,561,008.43 $0.00 $0.00 $0.00 0.00 $0.00 $67,306,748.80 0.00%
2-A3 6.12250% $27,199,000.00 27,216,325.55 $0.00 $0.00 $0.00 0.00 $0.00 $27,113,899.42 0.00%
AX 1.00000% $155,245,643.00 $158,140,676.62 $0.00 $131,783.90 $131,783.90 0.00 $0.00 $161,063,174.05 100.00%
M1 6.76060% $11,712,000.00 $11,715,543.96 $0.00 $66,003.43 $66,003.43 0.00 $0.00 $11,715,543.96 100.00%
M2 6.76060% $6,265,000.00 $6,266,895.74 $0.00 $35,306.65 $35,306.65 0.00 $0.00 $6,266,895.74 100.00%
M3 6.76060% $3,541,000.00 $3,542,071.48 $0.00 $19,955.44 $19,955.44 0.00 $0.00 $3,542,071.48 100.00%
M4 6.76060% $3,268,000.00 $3,268,988.87 $0.00 $18,416.94 $18,416.94 0.00 $0.00 $3,268,988.87 100.00%
M5 6.76060% $2,723,000.00 $2,723,823.96 $0.00 $15,345.57 $15,345.57 0.00 $0.00 $2,723,823.96 100.00%
M6 6.76060% $2,723,000.00 $2,723,823.96 $0.00 $15,345.57 $15,345.57 0.00 $0.00 $2,723,823.96 100.00%
M7 6.76060% $3,268,000.00 $3,268,988.87 $0.00 $18,416.94 $18,416.94 0.00 $0.00 $3,268,988.87 100.00%
M8 6.76060% $2,723,000.00 $2,723,823.96 $0.00 $15,345.57 $15,345.57 0.00 $0.00 $2,723,823.96 100.00%
X N/A $9,540,037.44 $9,533,808.16 $0.00 $189,705.29 $189,705.29 N/A $0.00 $9,533,808.16 100.00%
1-AP N/A $1,000.00 $1,000.00 $0.00 $34,895.23 $34,895.23 N/A $0.00 $1,000.00 100.00%
2-AP N/A $1,000.00 $1,000.00 $0.00 $8,816.07 $8,816.07 N/A $0.00 $1,000.00 100.00%
C N/A $0.00 $0.00 $0.00 $0.00 $0.00 N/A $0.00 $0.00 100.00%
R N/A $0.00 $0.00 $0.00 $0.00 $0.00 N/A $0.00 $0.00 100.00%
Totals: $544,789,037.44 $543,310,569.58 $874,076.39 $2,088,939.80 $2,963,016.19 $0.00 $0.00 $541,854,834.01
(1) Reflects the application of Net Funds Cap
(2) Deferred Interest reduces interest paid and increases Ending Balance
(3) Class X-1 and Class X-II Payments include the X-1 Component, the C-X Compenent, and the S-X Compenent
Payment Detail (Exchangeable Certificates):
Pass
Deferred
Applied
Through
Original
Beginning
Principal
Interest
Total
Interest /
Loss
Ending
Percent
Class
Rate (1)
Balance
Balance
Paid
Paid
Paid
Net Negam (3)
Amount
Balance
Executed
AF2 5.8725% 142,135,000.00 141,712,545.93 414,629.17 739,739.49 1,154,368.66 0.00 0.00 141,297,916.76 100.00%
AF3 6.1225% 57,258,000.00 57,087,816.84 167,030.02 310,684.58 477,714.60 0.00 0.00 56,920,786.83 100.00%
$199,393,000.00 $198,800,362.77 $581,659.18 $1,050,424.07 $1,632,083.25 $0.00 $0.00 $198,218,703.59
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2007-18N
STATEMENT TO CERTIFICATEHOLDERS

Contact:
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Distribution Date
26-Nov-07
Begin End
Determination Date 19-Nov-07 Libor Certificates 10/25/2007 11/25/2007
Record Date - Senior Certificates 23-Nov-07 Subordinate Certificates 10/1/2007 10/31/2007
Record Date - Subordinate Classes 31-Oct-07
Payment Detail:
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2007-18N
STATEMENT TO CERTIFICATEHOLDERS
Amounts Per 1,000:
Applied
Beginning
Principal
Interest
Loss
Ending
Class
Cusip
Balance
Paid
Paid
Amount
Balance
Index
Value
1-A1 52525DAA6 $993.76197783 $2.14923592 $5.05493592 $0.00000000 $991.61274191 LIBOR 4.87250%
1-A2 52525DAB4 $993.76197783 $0.00000000 $0.00000000 $0.00000000 $991.61274191 SWAP LIBOR 4.87250%
1-A3 52525DAC2 $993.76197783 $0.00000000 $0.00000000 $0.00000000 $991.61274191
2-A1 52525DAD0 $1,000.63699203 $3.76580514 $5.08990684 $0.00000000 $996.87118689
2-A2 52525DAE8 $1,000.63699206 $0.00000000 $0.00000000 $0.00000000 $996.87118692
2-A3 52525DAF5 $1,000.63699217 $0.00000000 $0.00000000 $0.00000000 $996.87118703
AX 52525DAG3 $1,018.64808290 $0.00000000 $0.84887342 $0.00000000 $1,037.47307131
M1 52525DAK4 $1,000.30259221 $0.00000000 $5.63553876 $0.00000000 $1,000.30259221
M2 52525DAL2 $1,000.30259218 $0.00000000 $5.63553871 $0.00000000 $1,000.30259218
M3 52525DAM0 $1,000.30259249 $0.00000000 $5.63553798 $0.00000000 $1,000.30259249
M4 52525DAN8 $1,000.30259180 $0.00000000 $5.63553856 $0.00000000 $1,000.30259180
M5 52525DAP3 $1,000.30259273 $0.00000000 $5.63553801 $0.00000000 $1,000.30259273
M6 52525DAQ1 $1,000.30259273 $0.00000000 $5.63553801 $0.00000000 $1,000.30259273
M7 52525DAR9 $1,000.30259180 $0.00000000 $5.63553856 $0.00000000 $1,000.30259180
M8 52525DAS7 $1,000.30259273 $0.00000000 $5.63553801 $0.00000000 $1,000.30259273
Amounts Per 1,000 (Exchangeable Certificates):
Applied
Beginning
Principal
Interest
Loss
Ending
Class
Cusip
Balance
Paid
Paid
Amount
Balance
AF2 52525DAH1 $997.02779702 $2.91715037 $5.20448510 $0.00000000 $994.11064665
AF3 52525DAJ7 $997.02778374 $2.91714724 $5.42604667 $0.00000000 $994.11063651

Contact:
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Distribution Date
26-Nov-07
Begin End
Determination Date 19-Nov-07 Libor Certificates 10/25/2007 11/25/2007
Record Date - Senior Certificates 23-Nov-07 Subordinate Certificates 10/1/2007 10/31/2007
Record Date - Subordinate Classes 31-Oct-07
Payment Detail:
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2007-18N
STATEMENT TO CERTIFICATEHOLDERS
Interest Detail:
Index +
Interest
Allocation of
Deferred
Total
Outstanding
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Interest /
Interest
Carryforward
Class
Fix Rate
PT Rate (1)
Relief Act
Paid (2)
Unpaid
Net Negam
Paid (3)
Interest
1-A1 5.72250% $795,131.31 $0.00 $0.00 $0.00 $0.00 $0.00 $795,131.31 $0.00
1-A2 5.87250% $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
1-A3 6.12250% $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
2-A1 5.72250% $724,471.89 $0.00 $0.00 $0.00 $0.00 $0.00 $724,471.89 $0.00
2-A2 5.87250% $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
2-A3 6.12250% $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
AX 1.00000% $131,783.90 $0.00 $0.00 $0.00 $0.00 $0.00 $131,783.90 $0.00
M1 6.76060% $66,003.43 $0.00 $0.00 $0.00 $0.00 $0.00 $66,003.43 $0.00
M2 6.76060% $35,306.65 $0.00 $0.00 $0.00 $0.00 $0.00 $35,306.65 $0.00
M3 6.76060% $19,955.44 $0.00 $0.00 $0.00 $0.00 $0.00 $19,955.44 $0.00
M4 6.76060% $18,416.94 $0.00 $0.00 $0.00 $0.00 $0.00 $18,416.94 $0.00
M5 6.76060% $15,345.57 $0.00 $0.00 $0.00 $0.00 $0.00 $15,345.57 $0.00
M6 6.76060% $15,345.57 $0.00 $0.00 $0.00 $0.00 $0.00 $15,345.57 $0.00
M7 6.76060% $18,416.94 $0.00 $0.00 $0.00 $0.00 $0.00 $18,416.94 $0.00
M8 6.76060% $15,345.57 $0.00 $0.00 $0.00 $0.00 $0.00 $15,345.57 $0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon (represents interest payable to Remic 2 Regular Interests)
(2) Represents non-Remic 2 Regular Interests payments to respective class. The aggregate, including interest paid to the Class X, represents Remic 2 Regular Interest payments to the Class X
(3) Includes Deferred Amounts Paid below (Deferred Amounts = unpaid / unrecovered Applied Loss Amounts)
Interest Detail (Exchangeable Trust Certificates):
Index +
Interest
Allocation of
Deferred
Total
Outstanding
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Interest /
Interest
Carryforward
Class
Fix Rate
PT Rate (1)
Relief Act
Paid (2)
Unpaid
Net Negam
Paid (3)
Interest
AF2 5.87250% $739,739.49 $0.00 $0.00 $0.00 $0.00 $0.00 $739,739.49 $0.00
AF3 6.12250% $310,684.58 $0.00 $0.00 $0.00 $0.00 $0.00 $310,684.58 $0.00

Contact:
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Distribution Date
26-Nov-07
Begin End
Determination Date 19-Nov-07 Libor Certificates 10/25/2007 11/25/2007
Record Date - Senior Certificates 23-Nov-07 Subordinate Certificates 10/1/2007 10/31/2007
Record Date - Subordinate Classes 31-Oct-07
Payment Detail:
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2007-18N
STATEMENT TO CERTIFICATEHOLDERS
Applied Loss Detail:
Begin
Deferred
Deferred
Current
Outstanding
Deferred
Amounts
Amount
Applied Loss
Deferred
Class
Amount
Recovered
Paid
Amount
Amount
1-A1 $0.00 $0.00 $0.00 $0.00 $0.00
1-A2 $0.00 $0.00 $0.00 $0.00 $0.00
1-A3 $0.00 $0.00 $0.00 $0.00 $0.00
2-A1 $0.00 $0.00 $0.00 $0.00 $0.00
2-A2 $0.00 $0.00 $0.00 $0.00 $0.00
2-A3 $0.00 $0.00 $0.00 $0.00 $0.00
AX $0.00 $0.00 $0.00 $0.00 $0.00
M1 $0.00 $0.00 $0.00 $0.00 $0.00
M2 $0.00 $0.00 $0.00 $0.00 $0.00
M3 $0.00 $0.00 $0.00 $0.00 $0.00
M4 $0.00 $0.00 $0.00 $0.00 $0.00
M5 $0.00 $0.00 $0.00 $0.00 $0.00
M6 $0.00 $0.00 $0.00 $0.00 $0.00
M7 $0.00 $0.00 $0.00 $0.00 $0.00
M8 $0.00 $0.00 $0.00 $0.00 $0.00
Applied Loss Detail (Exchangeable Trust Certificates):
Begin
Deferred
Deferred
Current
Outstanding
Deferred
Amounts
Amount
Applied Loss
Deferred
Class
Amount
Recovered
Paid
Amount
Amount
AF2 $0.00 $0.00 $0.00 $0.00 $0.00
AF3 $0.00 $0.00 $0.00 $0.00 $0.00

Contact:
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Distribution Date
26-Nov-07
Begin End
Determination Date 19-Nov-07 Libor Certificates 10/25/2007 11/25/2007
Record Date - Senior Certificates 23-Nov-07 Subordinate Certificates 10/1/2007 10/31/2007
Record Date - Subordinate Classes 31-Oct-07
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2007-18N
STATEMENT TO CERTIFICATEHOLDERS
ACCOUNT ACTIVITY
Miscellaneous:
Total
Pool 1
Pool 2
Basis Risk Account:
Cumulative Recoveries 0.00 0.00 0.00 Beginning Balance 0.00
Deposit : required deposit from waterfall 0.00
A) Advances required to be made by Servicer 1,564,260.50 761,944.22 802,316.28 Withdrawal: for Basis Risk shortfalls 0.00
B) Advances actually made by Servicer 1,564,260.50 761,944.22 802,316.28 Withdrawal: to X, any excess 0.00
C) Excess of A over B 0.00 0.00 0.00 Ending Balance 0.00
Interest Remittance Amount 3,287,300.69 1,716,771.63 1,570,529.06
Supplemental Interest Trust
Principal Remittance Amount 1,455,735.57 563,043.93 892,691.64 Swap Account
Principal Distribution Amount 1,455,735.57 563,043.93 892,691.64 Swap Notional Balance 481,796,962.00
Funds Shortfall 0.00 0.00 0.00
Deposit: Investment Income 0.00
Cumulative Payments to following bonds: Deposit: Net Counterparty Payment 0.00
Class C 0.00 Deposit: Counterparty Termination Payment 0.00
Class X 635,162.76 Deposit / Withdrawal : Net Trust Payment to Counterparty 191,648.12
Class R 0.00 Deposit / Withdrawal : Trust Termination Payment to Counterparty 0.00
Class 1-AP , 2-AP 46,919.89 8,816.07 Withdrawal : to pay interest on certificates 0.00
Withdrawal : to Maintain Target OC 0.00
FPD/EPD Premiums 0.00 Withdrawal : to pay Basis Risk Shortfalls 0.00
Withdrawal : to pay Deferred Amounts 0.00
Reconciliation:
Total
Withdrawal : to pay Counterparty Termination Payment resulting from Trigger 0.00
Available funds (A): Withdrawal : to X, remaining amounts 0.00
Servicer remittance 4,786,747.56
Net Counterparty Payment 0.00
Interest Rate Cap Agreement
Net Funds from Basis Risk Account 0.00 Cap Notional Balance 0.00
4,786,747.56 Cap Payment 0.00
Distributions (B): Withdrawal: to pay Basis Risk Shortfalls 0.00
Net Trust Payment 191,648.12 Withdrawal: to X, remaining amounts 0.00
Total interest distributed 3,139,363.87
Total principal distributed
1,455,735.57
4,786,747.56
(a)-(b): 0.00

Contact:
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Distribution Date
26-Nov-07
Begin End
Determination Date 19-Nov-07 Libor Certificates 10/25/2007 11/25/2007
Record Date - Senior Certificates 23-Nov-07 Subordinate Certificates 10/1/2007 10/31/2007
Record Date - Subordinate Classes 31-Oct-07
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2007-18N
STATEMENT TO CERTIFICATEHOLDERS
CREDIT ENHANCEMENT AND TRIGGERS
Trigger Event:
Overcollateralization:
Relevant information: Ending Overcollateralization Amount 9,533,808.16
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 1,879,107.94 Target Overcollateralization Amount 9,533,808.16
B) Ending Collateral Balance 541,854,834.01 Ending Overcollateralization deficiency amount 0.00
C) Current Delinquency Rate (A/B) 0.347% Overcollateralization release amount 0.00
D) Rolling Three Month Delinquency Rate 0.173%
E) Applicable Delinquency Event trigger limit 2.817%
F) Cumulative Realized Losses 0.00
Excess interest distributions:
G) Original Collateral Balance 544,789,037.44 Excess available interest (includes OC release) (A): 189,705.29
H) Cumulative Loss % ( F/G) 0.000%
I) Applicable Cumulative Loss Limit % (not applicable until October 2010) N/A 1) as additional principal to certificates 0.00
To Pool 1 0.00
A Trigger Event will occur if either (1) or (2) is True: To Poo1 2 0.00
1) Rolling Three Month Delinq % equals or exceeds the following % of the Senior Enhance % (D>=E): NO 2) Deferred Amounts + Interest thereon (not applied as prin) 0.00
For Distribution Dates prior to October 2013 33.35% 3) Basis Risk Payments 0.00
For Distribution Dates on or after October 2013 40.00% 4) Remaining Amounts to X 189,705.29
2) Cumultive Loss % exceeds applicable % (H > I) NO (B): 189,705.29
NO
(A)-(B): 0.00
Stepdown Date:
Relevant information:
Senior Enhancement Percentage
8.447%
Senior Enhancement Percentage for purposes of Stepdown 8.447%
The later to occur of:
(x) the Distribution Date in October 2010
NO
(y) first Distribution Date when the Senior Enhancement % equals or exceeds: NO
(i) prior to the Distribution Date in October 2013 21.00%
(ii) on or after the Distribution Date in October 2013 16.80%
NO

Distribution Date: Nov 26, 2007
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
TOTAL
Group 1
Group 2
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Subsequent Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
Retained Interest
543,310,569.58
2,986,798.97
1,531,063.40
0.00
541,854,834.01
501.41
2,677,326.21
308,971.35
0.00
0.00
2,986,798.97
3,521,940.31
234,639.62
1,531,063.40
0.00
0.00
0.00
0.00
1,756,237.29
43,711.30
0.00
4,786,747.56
1,421
1,413
0.9946140557
7.77884%
7.26060%
12.73748%
0.00
1,420
541,530,579.03
0.00
0.00
0.00
1,244,161.10
5
0
0.00
0.00
169,784.64
64,854.98
0.00
0.00
0.00
0.00
0.00
284,357,679.34
1,414,643.53
851,599.60
0.00
283,794,635.41
501.41
1,216,790.77
197,351.35
0.00
0.00
1,414,643.53
1,859,827.99
143,056.36
851,599.60
0.00
0.00
0.00
0.00
865,172.03
34,895.23
0.00
2,314,710.79
783
778
0.9922954987
7.84854%
7.24484%
12.34630%
0.00
782
283,470,380.43
0.00
0.00
0.00
952,703.42
4
0
0.00
0.00
88,861.79
54,194.57
0.00
0.00
0.00
0.00
0.00
258,952,890.24
1,572,155.44
679,463.80
0.00
258,060,198.60
0.00
1,460,535.44
111,620.00
0.00
0.00
1,572,155.44
1,662,112.32
91,583.26
679,463.80
0.00
0.00
0.00
0.00
891,065.26
8,816.07
0.00
2,472,036.77
638
635
0.9971763670
7.70231%
7.27791%
13.16704%
0.00
638
258,060,198.60
0.00
0.00
0.00
291,457.68
1
0
0.00
0.00
80,922.85
10,660.41
0.00
0.00
0.00
0.00
0.00

Distribution Date: Nov 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
TOTAL
Group 1
Group 2
Count
Balance
%
Count
Balance
%
Count
Balance
%
0K to 99.99K
42 3,186,728.05 0.59% 27 2,097,169.64 0.74% 15 1,089,558.41 0.42%
100K to 199.99K
222 35,200,420.57 6.50% 148 23,586,981.32 8.31% 74 11,613,439.25 4.50%
200K to 299.99K
329 81,131,454.84 14.97% 195 47,770,323.98 16.83% 134 33,361,130.86 12.93%
300K to 399.99K
264 91,654,965.00 16.92% 145 50,258,958.72 17.71% 119 41,396,006.28 16.04%
400K to 499.99K
227 102,027,214.96 18.83% 110 49,622,926.13 17.49% 117 52,404,288.83 20.31%
500K to 599.99K
146 79,596,483.46 14.69% 69 37,457,084.85 13.20% 77 42,139,398.61 16.33%
600K to 699.99K
79 50,474,842.20 9.32% 28 17,804,476.59 6.27% 51 32,670,365.61 12.66%
700K to 799.99K
36 26,918,648.05 4.97% 17 12,651,442.37 4.46% 19 14,267,205.68 5.53%
800K to 899.99K
16 13,590,288.59 2.51% 9 7,579,617.84 2.67% 7 6,010,670.75 2.33%
900K to 999.99K
21 19,873,418.18 3.67% 10 9,468,304.14 3.34% 11 10,405,114.04 4.03%
1000K to 1099.99K
13 13,204,297.88 2.44% 5 5,158,389.82 1.82% 8 8,045,908.06 3.12%
1100K to 1199.99K
4 4,517,665.60 0.83% 4 4,517,665.60 1.59% 0 0.00 0.00%
1200K to 1299.99K
4 4,965,318.18 0.92% 3 3,732,126.00 1.32% 1 1,233,192.18 0.48%
1300K to 1399.99K
2 2,672,300.59 0.49% 2 2,672,300.59 0.94% 0 0.00 0.00%
1400K to 1499.99K
4 5,854,444.65 1.08% 3 4,443,903.09 1.57% 1 1,410,541.56 0.55%
1500K to 1599.99K
1 1,550,606.99 0.29% 1 1,550,606.99 0.55% 0 0.00 0.00%
1600K to 1699.99K
1 1,607,478.83 0.30% 1 1,607,478.83 0.57% 0 0.00 0.00%
1800K to 1899.99K
1 1,814,878.91 0.33% 1 1,814,878.91 0.64% 0 0.00 0.00%
2000K to 2099.99K
1 2,013,378.48 0.37% 0 0.00 0.00% 1 2,013,378.48 0.78%
Total
1,413
541,854,834.01
100.00%
778
283,794,635.41
100.00%
635
258,060,198.60
100.00%
Remaining Principal Balance
Balance
0.00M
10.00M
20.00M
30.00M
40.00M
50.00M
60.00M
Group 1
Group 2
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1000K to 1099.99K 1100K to 1199.99K 1200K to 1299.99K 1300K to 1399.99K 1400K to 1499.99K 1500K to 1599.99K
1600K to 1699.99K 1800K to 1899.99K 2000K to 2099.99K
Balance

Distribution Date: Nov 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6.50% - 6.99%
78 35,505,335.49 6.55% 33 18,052,849.24 6.36% 45 17,452,486.25 6.76%
7.00% - 7.49%
272 117,283,062.83 21.64% 131 54,350,381.14 19.15% 141 62,932,681.69 24.39%
7.50% - 7.99%
536 206,472,098.45 38.10% 296 107,624,086.69 37.92% 240 98,848,011.76 38.30%
8.00% - 8.49%
318 114,674,277.81 21.16% 175 58,083,926.99 20.47% 143 56,590,350.82 21.93%
8.50% - 8.99%
167 51,956,717.97 9.59% 116 35,524,546.65 12.52% 51 16,432,171.32 6.37%
9.00% - 9.49%
31 11,964,000.67 2.21% 20 8,021,336.84 2.83% 11 3,942,663.83 1.53%
9.50% - 9.99%
11 3,999,340.79 0.74% 7 2,137,507.86 0.75% 4 1,861,832.93 0.72%
Total
1,413
541,854,834.01
100.00%
778
283,794,635.41
100.00%
635
258,060,198.60
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 7.85%
Group 2 Weighted Average Rate: 7.71%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2.00% - 2.99%
1,066 427,553,842.97 78.91% 484 185,798,550.70 65.47% 582 241,755,292.27 93.68%
3.00% - 3.99%
333 110,845,595.11 20.46% 292 96,996,053.66 34.18% 41 13,849,541.45 5.37%
4.00% - 4.99%
14 3,455,395.93 0.64% 2 1,000,031.05 0.35% 12 2,455,364.88 0.95%
Total
1,413
541,854,834.01
100.00%
778
283,794,635.41
100.00%
635
258,060,198.60
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 3.01%
Group 2 Weighted Average Margin: 2.79%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2.00% - 2.99%
1,054 422,324,403.44 77.94% 484 185,798,550.70 65.47% 570 236,525,852.74 91.66%
3.00% - 3.99%
345 116,075,034.64 21.42% 292 96,996,053.66 34.18% 53 19,078,980.98 7.39%
4.00% - 4.99%
14 3,455,395.93 0.64% 2 1,000,031.05 0.35% 12 2,455,364.88 0.95%
Total
1,413
541,854,834.01
100.00%
778
283,794,635.41
100.00%
635
258,060,198.60
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 3.01%
Group 2 Weighted Average Lifetime Rate Floor: 2.81%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
11.00% - 11.99%
9 4,354,588.71 0.80% 0 0.00 0.00% 9 4,354,588.71 1.69%
12.00% - 12.99%
859 311,764,264.62 57.54% 778 283,794,635.41 100.00% 81 27,969,629.21 10.84%
13.00% - 13.99%
367 155,716,816.03 28.74% 0 0.00 0.00% 367 155,716,816.03 60.34%
14.00% - 14.99%
165 64,662,566.51 11.93% 0 0.00 0.00% 165 64,662,566.51 25.06%
15.00% - 15.99%
13 5,356,598.14 0.99% 0 0.00 0.00% 13 5,356,598.14 2.08%
Total
1,413
541,854,834.01
100.00%
778
283,794,635.41
100.00%
635
258,060,198.60
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 12.95%
Group 2 Weighted Average Lifetime Rate Ceiling: 13.60%

Distribution Date: Nov 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
1
778 283,794,635.41 52.37% 778 283,794,635.41 100.00% 0 0.00 0.00%
6
606 248,281,090.98 45.82% 0 0.00 0.00% 606 248,281,090.98 96.21%
12
29 9,779,107.62 1.80% 0 0.00 0.00% 29 9,779,107.62 3.79%
Total
1,413
541,854,834.01
100.00%
778
283,794,635.41
100.00%
635
258,060,198.60
100.00%
Frequency of Interest Rate Adjustments
Months
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
1
778 283,794,635.41 52.37% 778 283,794,635.41 100.00% 0 0.00 0.00%
6
606 248,281,090.98 45.82% 0 0.00 0.00% 606 248,281,090.98 96.21%
12
29 9,779,107.62 1.80% 0 0.00 0.00% 29 9,779,107.62 3.79%
Total
1,413
541,854,834.01
100.00%
778
283,794,635.41
100.00%
635
258,060,198.60
100.00%
Frequency of Payment Adjustments
Months
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
1 Month LIBOR
123 40,936,082.91 7.55% 123 40,936,082.91 14.42% 0 0.00 0.00%
1 Year LIBOR
29 9,779,107.62 1.80% 0 0.00 0.00% 29 9,779,107.62 3.79%
1 Year MTA
655 242,858,552.50 44.82% 655 242,858,552.50 85.58% 0 0.00 0.00%
6 Month LIBOR
606 248,281,090.98 45.82% 0 0.00 0.00% 606 248,281,090.98 96.21%
Total
1,413
541,854,834.01
100.00%
778
283,794,635.41
100.00%
635
258,060,198.60
100.00%
Indices
Index
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2 Units
58 20,229,744.16 3.73% 33 11,035,186.26 3.89% 25 9,194,557.90 3.56%
3 Units
8 2,885,442.69 0.53% 6 1,881,198.10 0.66% 2 1,004,244.59 0.39%
4 Units
7 2,794,556.29 0.52% 5 2,154,718.84 0.76% 2 639,837.45 0.25%
Condominium
15 4,829,622.04 0.89% 6 1,275,301.52 0.45% 9 3,554,320.52 1.38%
High Rise Condo
13 6,480,728.41 1.20% 1 351,269.56 0.12% 12 6,129,458.85 2.38%
Low Rise Condo
129 39,592,444.26 7.31% 77 23,706,241.47 8.35% 52 15,886,202.79 6.16%
Planned Unit Developmen
275 108,213,651.56 19.97% 150 56,110,816.31 19.77% 125 52,102,835.25 20.19%
Single Family
908 356,828,644.60 65.85% 500 187,279,903.35 65.99% 408 169,548,741.25 65.70%
Total
1,413
541,854,834.01
100.00%
778
283,794,635.41
100.00%
635
258,060,198.60
100.00%
Property Type
Type
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2007
1,413 541,854,834.01 100.00% 778 283,794,635.41 100.00% 635 258,060,198.60 100.00%
Total
1,413
541,854,834.01
100.00%
778
283,794,635.41
100.00%
635
258,060,198.60
100.00%
Year of First Payment Date
Year

Distribution Date: Nov 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
15.00%-19.99%
1 80,904.03 0.01% 1 80,904.03 0.03% 0 0.00 0.00%
20.00%-24.99%
2 332,049.06 0.06% 1 186,079.32 0.07% 1 145,969.74 0.06%
25.00%-29.99%
2 237,167.98 0.04% 0 0.00 0.00% 2 237,167.98 0.09%
30.00%-34.99%
4 1,129,938.61 0.21% 1 299,844.82 0.11% 3 830,093.79 0.32%
35.00%-39.99%
14 3,906,025.38 0.72% 7 1,753,447.87 0.62% 7 2,152,577.51 0.83%
40.00%-44.99%
8 2,500,062.15 0.46% 3 688,590.50 0.24% 5 1,811,471.65 0.70%
45.00%-49.99%
18 7,048,114.81 1.30% 12 4,830,331.76 1.70% 6 2,217,783.05 0.86%
50.00%-54.99%
19 5,664,949.16 1.05% 13 3,765,305.55 1.33% 6 1,899,643.61 0.74%
55.00%-59.99%
33 11,936,267.45 2.20% 17 5,270,125.60 1.86% 16 6,666,141.85 2.58%
60.00%-64.99%
40 20,503,292.62 3.78% 20 10,925,820.58 3.85% 20 9,577,472.04 3.71%
65.00%-69.99%
79 32,835,570.48 6.06% 32 14,254,069.00 5.02% 47 18,581,501.48 7.20%
70.00%-74.99%
104 49,691,858.11 9.17% 54 21,494,047.60 7.57% 50 28,197,810.51 10.93%
75.00%-79.99%
272 111,252,288.46 20.53% 161 64,227,331.97 22.63% 111 47,024,956.49 18.22%
80.00%-84.99%
491 190,102,640.56 35.08% 195 71,188,921.48 25.08% 296 118,913,719.08 46.08%
85.00%-89.99%
77 28,542,765.17 5.27% 55 22,427,679.64 7.90% 22 6,115,085.53 2.37%
90.00%-94.99%
170 54,477,106.28 10.05% 140 45,471,015.90 16.02% 30 9,006,090.38 3.49%
95.00%-99.99%
79 21,613,833.70 3.99% 66 16,931,119.79 5.97% 13 4,682,713.91 1.81%
Total
1,413
541,854,834.01
100.00%
778
283,794,635.41
100.00%
635
258,060,198.60
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 79
Group 2 Weighted Average LTV: 76
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
337 - 360
1,413 541,854,834.01 100.00% 778 283,794,635.41 100.00% 635 258,060,198.60 100.00%
Total
1,413
541,854,834.01
100.00%
778
283,794,635.41
100.00%
635
258,060,198.60
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 356
Group 2 Weighted Average Remaining Amortization Months: 357
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
337 - 360
1,413 541,854,834.01 100.00% 778 283,794,635.41 100.00% 635 258,060,198.60 100.00%
Total
1,413
541,854,834.01
100.00%
778
283,794,635.41
100.00%
635
258,060,198.60
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 356
Group 2 Weighted Average Remaining Months: 357

Distribution Date: Nov 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
337 - 360
1,413 541,854,834.01 100.00% 778 283,794,635.41 100.00% 635 258,060,198.60 100.00%
Total
1,413
541,854,834.01
100.00%
778
283,794,635.41
100.00%
635
258,060,198.60
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 360
Group 2 Weighted Average Original Amortization Months: 360
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
337 - 360
1,413 541,854,834.01 100.00% 778 283,794,635.41 100.00% 635 258,060,198.60 100.00%
Total
1,413
541,854,834.01
100.00%
778
283,794,635.41
100.00%
635
258,060,198.60
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 360
Group 2 Weighted Average Original Remaining Months: 360

Distribution Date: Nov 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
ALABAMA
1 120,301.22 0.02% 1 120,301.22 0.04% 0 0.00 0.00%
ALASKA
4 1,487,703.98 0.27% 2 797,006.46 0.28% 2 690,697.52 0.27%
ARIZONA
63 20,186,795.09 3.73% 38 11,611,559.34 4.09% 25 8,575,235.75 3.32%
CALIFORNIA
524 246,427,668.41 45.48% 233 109,518,778.83 38.59% 291 136,908,889.58 53.05%
COLORADO
24 8,135,951.70 1.50% 12 2,713,724.43 0.96% 12 5,422,227.27 2.10%
CONNECTICUT
17 5,507,434.93 1.02% 12 3,972,447.19 1.40% 5 1,534,987.74 0.59%
DELAWARE
5 1,802,406.25 0.33% 4 1,598,652.77 0.56% 1 203,753.48 0.08%
DISTRICT OF COLUMBIA
6 3,414,472.57 0.63% 5 2,761,211.57 0.97% 1 653,261.00 0.25%
FLORIDA
209 66,795,420.75 12.33% 131 43,292,200.71 15.25% 78 23,503,220.04 9.11%
GEORGIA
17 4,126,319.17 0.76% 11 2,200,115.80 0.78% 6 1,926,203.37 0.75%
HAWAII
15 7,363,347.57 1.36% 7 4,074,752.94 1.44% 8 3,288,594.63 1.27%
IDAHO
6 1,178,108.98 0.22% 3 614,341.73 0.22% 3 563,767.25 0.22%
ILLINOIS
41 10,716,887.47 1.98% 26 6,876,217.62 2.42% 15 3,840,669.85 1.49%
INDIANA
2 699,409.76 0.13% 1 344,745.46 0.12% 1 354,664.30 0.14%
KANSAS
1 65,956.56 0.01% 0 0.00 0.00% 1 65,956.56 0.03%
KENTUCKY
1 131,076.61 0.02% 1 131,076.61 0.05% 0 0.00 0.00%
MAINE
1 701,758.11 0.13% 0 0.00 0.00% 1 701,758.11 0.27%
MARYLAND
50 21,341,506.68 3.94% 26 11,354,765.36 4.00% 24 9,986,741.32 3.87%
MASSACHUSETTS
17 5,024,169.52 0.93% 10 2,995,840.93 1.06% 7 2,028,328.59 0.79%
MICHIGAN
18 3,334,182.64 0.62% 11 1,650,913.07 0.58% 7 1,683,269.57 0.65%
MINNESOTA
16 3,742,520.03 0.69% 13 2,964,074.82 1.04% 3 778,445.21 0.30%
MISSISSIPPI
1 99,615.03 0.02% 1 99,615.03 0.04% 0 0.00 0.00%
MISSOURI
13 2,475,332.77 0.46% 2 320,337.32 0.11% 11 2,154,995.45 0.84%
NEVADA
31 10,431,272.50 1.93% 18 6,363,606.43 2.24% 13 4,067,666.07 1.58%
NEW JERSEY
12 6,712,088.43 1.24% 6 3,342,791.04 1.18% 6 3,369,297.39 1.31%
NEW MEXICO
4 893,998.45 0.16% 2 538,950.95 0.19% 2 355,047.50 0.14%
NEW YORK
30 15,341,027.67 2.83% 22 11,199,558.88 3.95% 8 4,141,468.79 1.60%
NORTH CAROLINA
13 5,866,451.76 1.08% 9 2,624,967.13 0.92% 4 3,241,484.63 1.26%
OHIO
3 394,668.12 0.07% 1 126,950.00 0.04% 2 267,718.12 0.10%
OREGON
35 11,188,247.98 2.06% 18 5,638,577.89 1.99% 17 5,549,670.09 2.15%
PENNSYLVANIA
17 4,024,677.52 0.74% 13 2,889,545.14 1.02% 4 1,135,132.38 0.44%
RHODE ISLAND
6 2,101,308.80 0.39% 3 950,629.85 0.33% 3 1,150,678.95 0.45%
SOUTH CAROLINA
6 1,657,551.30 0.31% 6 1,657,551.30 0.58% 0 0.00 0.00%
SOUTH DAKOTA
1 241,738.83 0.04% 1 241,738.83 0.09% 0 0.00 0.00%
TENNESSEE
8 2,540,137.16 0.47% 6 1,307,228.78 0.46% 2 1,232,908.38 0.48%
TEXAS
16 4,630,593.99 0.85% 8 1,741,614.95 0.61% 8 2,888,979.04 1.12%
UTAH
28 9,330,838.99 1.72% 15 3,790,848.82 1.34% 13 5,539,990.17 2.15%
VERMONT
1 203,296.57 0.04% 0 0.00 0.00% 1 203,296.57 0.08%
VIRGINIA
57 19,961,504.95 3.68% 38 12,434,933.16 4.38% 19 7,526,571.79 2.92%
WASHINGTON
88 30,931,399.13 5.71% 57 18,406,776.99 6.49% 31 12,524,622.14 4.85%
WISCONSIN
4 376,818.50 0.07% 4 376,818.50 0.13% 0 0.00 0.00%
WYOMING
1 148,867.56 0.03% 1 148,867.56 0.05% 0 0.00 0.00%
Total
1,413
541,854,834.01
100.00%
778
283,794,635.41
100.00%
635
258,060,198.60
100.00%
Geographic Distribution by State
State

Distribution Date: Nov 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
0
5
10
15
20
25
30
35
40
CALIFORNIA
FLORIDA
WASHINGTON
VIRGINIA
ARIZONA
MARYLAND
NEW YORK
ILLINOIS
NEVADA
OREGON
HAWAII
CONNECTICUT
UTAH
NEW JERSEY
MASSACHUSETTS
MINNESOTA
PENNSYLVANIA
DISTRICT OF
COLUMBIA
COLORADO
NORTH CAROLINA
GEORGIA
TEXAS
SOUTH CAROLINA
MICHIGAN
DELAWARE
TENNESSEE
RHODE ISLAND
ALASKA
IDAHO
NEW MEXICO
WISCONSIN
INDIANA
MISSOURI
SOUTH DAKOTA
WYOMING
KENTUCKY
OHIO
ALABAMA
MISSISSIPPI
%
Collateral Balance Distribution by State
GROUP 1
0
10
20
30
40
50
60
CALIFORNIA
FLORIDA
WASHINGTON
MARYLAND
ARIZONA
VIRGINIA
OREGON
UTAH
COLORADO
NEW YORK
NEVADA
ILLINOIS
NEW JERSEY
HAWAII
NORTH CAROLINA
TEXAS
MISSOURI
MASSACHUSETTS
GEORGIA
MICHIGAN
CONNECTICUT
TENNESSEE
RHODE ISLAND
PENNSYLVANIA
MINNESOTA
MAINE
ALASKA
DISTRICT OF
COLUMBIA
IDAHO
NEW MEXICO
INDIANA
OHIO
DELAWARE
VERMONT
KANSAS
%
Collateral Balance Distribution by State
GROUP 2

Distribution Date: Nov 26, 2007
DELINQUENCY SUMMARY REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
1,402
538,275,059.23
99.34%
536,956,744.73
7
1,700,666.84
0.31%
1,685,783.49
4
1,879,107.94
0.35%
1,855,352.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1,413
541,854,834.01
100.00%
540,497,880.22
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
1,402
538,275,059.23
99.34%
536,956,744.73
7
1,700,666.84
0.31%
1,685,783.49
4
1,879,107.94
0.35%
1,855,352.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1,413
541,854,834.01
100.00%
540,497,880.22
All Groups
Current
30 - 59
days
60 - 89
days
Current 99.3%
30 - 59 days 0.3%
60 - 89 days 0.3%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
769
280,767,267.22
98.93%
280,053,570.71
5
1,148,260.25
0.40%
1,137,520.21
4
1,879,107.94
0.66%
1,855,352.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
778
283,794,635.41
100.00%
283,046,442.92
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
769
280,767,267.22
98.93%
280,053,570.71
5
1,148,260.25
0.40%
1,137,520.21
4
1,879,107.94
0.66%
1,855,352.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
778
283,794,635.41
100.00%
283,046,442.92
Group 1
Current
30 - 59 days
60 - 89 days
Current 98.9%
30 - 59 days 0.4%
60 - 89 days 0.7%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Nov 26, 2007
DELINQUENCY SUMMARY REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
633
257,507,792.01
99.79%
256,903,174.02
2
552,406.59
0.21%
548,263.28
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
635
258,060,198.60
100.00%
257,451,437.30
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
633
257,507,792.01
99.79%
256,903,174.02
2
552,406.59
0.21%
548,263.28
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
635
258,060,198.60
100.00%
257,451,437.30
Group 2
Current
30 - 59 days
Current 99.8%
30 - 59 days 0.2%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

Distribution Date: Nov 26, 2007
DELINQUENCY SUMMARY REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Delinquent
7 1,700,666.84 47.51% 4 1,879,107.94 52.49% 0 0.00 0.00% 0 0.00 0.00%
11
3,579,774.78
100.00%
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
TOTAL
7
1,700,666.84
47.51%
4
1,879,107.94
52.49%
0
0.00
0.00%
0
0.00
0.00%
11
3,579,774.78
100.00%
All Groups
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
p
Delinquent
5 1,148,260.25 37.93% 4 1,879,107.94 62.07% 0 0.00 0.00% 0 0.00 0.00%
9
3,027,368.19
100.00%
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
TOTAL
5
1,148,260.25
37.93%
4
1,879,107.94
62.07%
0
0.00
0.00%
0
0.00
0.00%
9
3,027,368.19
100.00%
Group 1
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
p
Delinquent
2 552,406.59 100.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
2
552,406.59
100.00%
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
TOTAL
2
552,406.59
100.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
2
552,406.59
100.00%
Group 2
32.08
52.49
0.00
0.00
15.43
0.00
0.00
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
10
20
30
40
50
60
Group 1
Group 2
0
10
20
30
40
50
60
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
84.57
0.00
0.00
0.00
15.43
0.00
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
20
40
60
80
100
Group 1
Group 2
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

Distribution Date: Nov 26, 2007
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
October 2007
November 2007
Count
Balance ($)
Count
Balance ($)
30 - 59 days
4 1,873,107.38 7 1,700,666.84
60 - 89 days
0 0.00 4 1,879,107.94
90 - 120 days
0 0.00 0 0.00
120 + days
0 0.00 0 0.00
Bankruptcy
0 0.00 0 0.00
Foreclosure
0 0.00 0 0.00
REO
0 0.00 0 0.00
All Groups
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
10
/1
/2
00
7
11
/1
/2
00
7
Balance ($)
30 - 59 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
10
/1
/2
00
7
11
/1
/2
00
7
Balance ($)
60 - 89 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
10
/1
/2
00
7
11
/1
/2
00
7
Balance ($)
90 - 120 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
10
/1
/2
00
7
11
/1
/2
00
7
Balance ($)
120 + days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
10
/1
/2
00
7
11
/1
/2
00
7
Balance ($)
REO
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
10
/1
/2
00
7
11
/1
/2
00
7
Balance ($)
Foreclosure
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
10
/1
/2
00
7
11
/1
/2
00
7
Balance ($)
Bankruptcy

Distribution Date: Nov 26, 2007
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
October 2007
November 2007
Count
Balance ($)
Count
Balance ($)
30 - 59 days
4 1,873,107.38 5 1,148,260.25
60 - 89 days
0 0.00 4 1,879,107.94
90 - 120 days
0 0.00 0 0.00
120 + days
0 0.00 0 0.00
Bankruptcy
0 0.00 0 0.00
Foreclosure
0 0.00 0 0.00
REO
0 0.00 0 0.00
Group 1
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
7
11
/1
/2
00
7
Balance ($)
30 - 59 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
7
11
/1
/2
00
7
Balance ($)
60 - 89 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
7
11
/1
/2
00
7
Balance ($)
90 - 120 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
7
11
/1
/2
00
7
Balance ($)
120 + days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
7
11
/1
/2
00
7
Balance ($)
REO
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
7
11
/1
/2
00
7
Balance ($)
Foreclosure
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
7
11
/1
/2
00
7
Balance ($)
Bankrupcty

Distribution Date: Nov 26, 2007
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
October 2007
November 2007
Count
Balance ($)
Count
Balance ($)
30 - 59 days
0 0.00 2 552,406.59
60 - 89 days
0 0.00 0 0.00
90 - 120 days
0 0.00 0 0.00
120 + days
0 0.00 0 0.00
Bankruptcy
0 0.00 0 0.00
Foreclosure
0 0.00 0 0.00
REO
0 0.00 0 0.00
Group 2
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
7
11
/1
/2
00
7
Balance ($)
30 - 59 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
7
11
/1
/2
00
7
Balance ($)
60 - 89 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
7
11
/1
/2
00
7
Balance ($)
90 - 120 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
7
11
/1
/2
00
7
Balance ($)
120 + days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
7
11
/1
/2
00
7
Balance ($)
REO
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
7
11
/1
/2
00
7
Balance ($)
Foreclosure
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
7
11
/1
/2
00
7
Balance ($)
Bankrupcty

Distribution Date: Nov 26, 2007
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Group 1
Group 2
Total
Current
5.81%
1,414,142.12
7.05%
1,572,155.44
6.40%
2,986,297.56
Life CPR
7.92% 4.73% 6.42%
Voluntary Constant Prepayment Rates (CPR)
Group 1
Group 2
Total
Current
0.00%
0.00
0.00%
0.00
0.00%
0.00
Life CDR
0.00% 0.00% 0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
10
/1
/2
00
7
11
/1
/2
00
7
Group 1
Group 2
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
7
11
/1
/2
00
7
Group 1
Group 2
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
10
/1
/2
00
7
11
/1
/2
00
7
Group 1
Group 2
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
7
11
/1
/2
00
7
Group 1
Group 2
Total
Amount ($)

Distribution Date: Nov 26, 2007
BANKRUPTCY LOAN DETAIL REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
State
Lien
Total:

Distribution Date: Nov 26, 2007
FORECLOSURE LOAN DETAIL REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
State
Lien
Total:

Distribution Date: Nov 26, 2007
REO LOAN DETAIL REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
State
Lien
Total:

Distribution Date: Nov 26, 2007
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
GROUP 1
6 1,804,400.00 1,216,790.77 0.00 284,357,679.34
GROUP 2
3 1,448,850.00 1,460,535.44 0.00 258,952,890.24
TOTAL:
9
3,253,250.00
2,677,326.21
0.00
0.43%
99.57%
1
0.56%
99.44%
2
Prepayment Liquidation Beginning Balance
GROUP 1
Prepay
Penalty
Loss
Severit
Loan
Rate
Add'l Loss
Date
Paid Off
Date
Payoff Description
Add'l Loss
Loss
Liquidation
Proceeds
Original
Balance
Beginning
Balance
Scheduled
Principal
Prepayment
Loan Num
State Lien
124842758 128,250.00 127,996.62 128,364.81 0.00 0.00
0.00 Voluntary PIF
11/14/2007 0.00 8.125% 0.00 MD 1
124842816 131,250.00
132,317.54 132,677.77 0.00 0.00
0.00 Voluntary PIF
10/24/2007 0.00 7.375% 0.00
NC 1
124846866 299,900.00
302,048.36 303,184.31 0.00 0.00
0.00 Voluntary PIF
10/26/2007 0.00 8.625% 2,874.19
DC 1
124847062 305,000.00
307,782.41 308,721.69 0.00 0.00
0.00 Voluntary PIF
10/31/2007 0.00 7.625% 9,337.64
CA 1
124847831 340,000.00
342,872.65 343,842.19 0.00 0.00
0.00 Voluntary PIF
10/23/2007 0.00 7.500% 2,883.40
MD 1
124851668 600,000.00 0.00 0.00 0.00 0.00
0.00 Voluntary PIF
09/12/2007 0.00 8.250% 19,800.00 CA 1
Total:
6
1,804,400.00
1,213,017.58
0.00
1,216,790.77
0.00
0.00
0.00
34,895.23
GROUP 2
Prepay
Penalty
Loss
Severit
Loan
Rate
Add'l Loss
Date
Paid Off
Date
Payoff Description
Add'l Loss
Loss
Liquidation
Proceeds
Original
Balance
Beginning
Balance
Scheduled
Principal
Prepayment
Loan Num
State Lien
40851891 350,000.00 350,875.00 351,755.29 0.00 0.00
0.00 Voluntary PIF
11/05/2007 0.00 7.250% 0.00 AZ 1
47333521 812,500.00 814,531.25 816,574.14 0.00 0.00
0.00 Voluntary PIF
11/09/2007 0.00 6.875% 0.00 GA 1
124116963 286,350.00 291,457.68 292,206.01 0.00 0.00
0.00 Voluntary PIF
11/01/2007 0.00 7.625% 8,816.07 UT 1
Total:
3
1,448,850.00
1,456,863.93
0.00
1,460,535.44
0.00
0.00
0.00
8,816.07

Distribution Date: Nov 26, 2007
SUBSTITUTION IN/OUT LOAN DETAIL REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Sub Period:
# None #
TOTAL SUBSTITUTIONS
OUT:
IN:

Distribution Date: Nov 26, 2007
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Nov 26, 2007
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material breaches. #